DEBT (Details - Derivative liability)	3 Months Ended
Mar. 31, 2026 USD ($)
Debt Disclosure [Abstract]
Derivative liability, beginning balance	$ 316,099
Reclassification of convertible note	(73,747)
Issuance of convertible note	(65,550)
Conversion of note	65,550
Change in fair value	126,178
Derivative liability, ending balance	$ 263,667